Borrowings (Tables)	3 Months Ended
Mar. 31, 2013
BORROWINGS [Abstract]
BORROWINGS

	March 31, 2013	December 31, 2012

Senior Notes	$290,000	$200,000
Loan for Nazira	582	598

Total borrowings	290,582	200,598
Plus: unamortized premium	3,322	—
Less: current portion	(69)	(69)

Total long-term borrowings	$293,835	$200,529

Maturity table

Year	Amount in thousands of U.S. dollars
March 31, 2014	$69
March 31, 2015	69
March 31, 2016	69
March 31, 2017	69
March 31, 2018	69
March 31, 2019 and thereafter	290,237

Total	$290,582